OTHER INCOME	12 Months Ended
Dec. 31, 2023
Disclosure Other Income Abstract
OTHER INCOME

NOTE 28 — OTHER INCOME

	Years Ended December 31,
	2023	2022	2021
SARS compromise	$-	$196,501	-
Gain in bought back of shares	-	100,000	-
Sale of Christ Revealed	50,000	-	-
Property CEO Commission	42,917	-	-
Work space plans	37,210	-	-
Other income	77,015	121,936	-

	$207,142	$418,437	-